Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

26. Commitments and Contingencies

The Company leases offices, offline experience centers, customer service centers and logistics centers for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year are included in Note 15.

During the years ended December 31, 2020 and 2021, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The legal proceedings have led to the restriction of a portion of shares of the subsidiaries. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters that already existed at the date of the balance sheet, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows.